John Hancock
Fundamental Equity Income Fund
Quarterly portfolio holdings 6/30/2023

Fund’s investments
As of 6-30-23 (unaudited)
	Shares	Value
Common stocks 95.4%		$6,597,345
(Cost $6,117,843)
Communication services 6.9%		474,918
Interactive media and services 3.1%
Alphabet, Inc., Class A (A)	1,100	131,670
Meta Platforms, Inc., Class A (A)	279	80,067
Media 3.8%
Comcast Corp., Class A	6,334	263,181
Consumer discretionary 6.0%		411,448
Broadline retail 2.6%
Amazon.com, Inc. (A)	725	94,511
eBay, Inc.	1,861	83,168
Hotels, restaurants and leisure 1.0%
Vail Resorts, Inc.	278	69,989
Household durables 2.4%
Lennar Corp., A Shares	1,307	163,780
Consumer staples 8.0%		553,293
Beverages 1.1%
Anheuser-Busch InBev SA/NV, ADR	1,327	75,267
Consumer staples distribution and retail 3.0%
Walmart, Inc.	1,326	208,421
Food products 2.6%
Danone SA, ADR	14,848	182,482
Household products 1.3%
Reynolds Consumer Products, Inc.	3,084	87,123
Energy 7.2%		500,622
Oil, gas and consumable fuels 7.2%
Cheniere Energy, Inc.	798	121,583
Kinder Morgan, Inc.	12,020	206,984
Suncor Energy, Inc.	4,888	143,316
Valero Energy Corp.	245	28,739
Financials 23.4%		1,622,012
Banks 8.9%
Bank of America Corp.	5,405	155,069
Citigroup, Inc.	4,506	207,456
First Hawaiian, Inc.	5,205	93,742
JPMorgan Chase & Co.	490	71,266
Wells Fargo & Company	2,052	87,579
Capital markets 12.7%
KKR & Company, Inc.	4,616	258,496
Morgan Stanley	2,007	171,398
Nasdaq, Inc.	1,757	87,586
S&P Global, Inc.	232	93,006
State Street Corp.	2,007	146,872
The Goldman Sachs Group, Inc.	372	119,985
Consumer finance 1.0%
American Express Company	407	70,899
Financial services 0.8%
Visa, Inc., Class A	247	58,658
2	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care 14.0%		$971,169
Biotechnology 4.1%
Amgen, Inc.	273	60,611
Gilead Sciences, Inc.	1,888	145,508
Moderna, Inc. (A)	657	79,826
Health care providers and services 2.1%
Elevance Health, Inc.	331	147,060
Life sciences tools and services 1.0%
Thermo Fisher Scientific, Inc.	132	68,871
Pharmaceuticals 6.8%
Bristol-Myers Squibb Company	953	60,944
GSK PLC, ADR	6,146	219,043
Merck & Company, Inc.	425	49,041
Novartis AG, ADR	1,390	140,265
Industrials 5.6%		387,389
Aerospace and defense 0.8%
Raytheon Technologies Corp.	559	54,760
Air freight and logistics 1.8%
United Parcel Service, Inc., Class B	698	125,117
Ground transportation 1.7%
Union Pacific Corp.	570	116,633
Machinery 1.3%
Parker-Hannifin Corp.	233	90,879
Information technology 11.7%		809,466
Semiconductors and semiconductor equipment 5.4%
Analog Devices, Inc.	943	183,706
Broadcom, Inc.	89	77,201
Texas Instruments, Inc.	609	109,632
Software 6.3%
Adobe, Inc. (A)	116	56,723
Microsoft Corp.	517	176,059
Oracle Corp.	1,731	206,145
Materials 2.7%		185,680
Chemicals 2.7%
LyondellBasell Industries NV, Class A	2,022	185,680
Real estate 9.9%		681,348
Specialized REITs 9.9%
American Tower Corp.	1,118	216,825
Crown Castle, Inc.	2,948	335,895
Lamar Advertising Company, Class A	1,296	128,628

	Yield (%)	Shares	Value
Short-term investments 4.9%			$339,198
(Cost $339,213)
Short-term funds 4.9%			339,198
John Hancock Collateral Trust (B)	5.1773(C)	33,937	339,198

Total investments (Cost $6,457,056) 100.3%	$6,936,543
Other assets and liabilities, net (0.3%)	(18,306)
Total net assets 100.0%	$6,918,237

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	3

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 6-30-23.
The fund had the following country composition as a percentage of net assets on 6-30-23:
United States	89.0%
United Kingdom	3.2%
France	2.6%
Canada	2.1%
Switzerland	2.0%
Belgium	1.1%
TOTAL	100.0%
4	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of June 30, 2023, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	33,937	$270,001	$179,095	$(109,843)	$4	$(59)	$3,448	—	$339,198
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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